SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) (Parenthetical) $ / shares in Units, $ in Thousands							12 Months Ended
	Dec. 30, 2025 USD ($) shares $ / shares	Oct. 09, 2025 USD ($) shares $ / shares	Jun. 20, 2025 USD ($) shares $ / shares	Feb. 12, 2025 USD ($) shares $ / shares	Jan. 15, 2025 USD ($) shares $ / shares	Aug. 14, 2024 USD ($) shares $ / shares	Dec. 31, 2025 shares $ / shares		Dec. 31, 2024 shares	[6]	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Number of options, granted | shares							2,863,500	[1],[2],[3],[4],[5]	552,000
Stock option one [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)							$ 15.32				$ 21.00
Options expire							Jun. 03, 2026
Stock option two [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)							$ 14.59				20.00
Options expire							Oct. 28, 2026
Stock option three [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)							$ 6.49				8.90
Options expire							Aug. 02, 2032
Stock option four [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)							$ 7.30				10.00
Options expire							Aug. 21, 2032
Stock option five [member]
IfrsStatementLineItems [Line Items]
Options granted, exercise price | (per share)							$ 3.01				$ 4.13
Options expire							Jan. 04, 2033
Employees, consultants and officers [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares						552,000
Options granted, exercise price						$ 1.78
Options expire						Aug. 13, 2029
Fair value of options granted | $						$ 779
Share price						$ 1.78
Expected option life						5 years
Volatility						109.00%
Risk-free interest rate						3.67%
Dividend yield						0.00%
Employees [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	1,790,500	239,000	229,000		105,000
Options granted, exercise price					$ 6.40
Fair value of options granted | $	$ 7,747	$ 1,644	$ 2,252		$ 627
Share price	$ 6.43	$ 7.33	$ 10.36		$ 6.38
Expected option life	10 years	10 years	10 years		10 years
Volatility	105.00%	113.00%	108.00%		110.00%
Risk-free interest rate	4.13%	4.15%	4.38%		4.65%
Dividend yield	0.00%	0.00%	0.00%		0.00%
Description of vesting of options					The share options vest quarterly starting on January 15, 2026
Options expiration date	Dec. 30, 2035	Oct. 09, 2035	Jun. 20, 2035		Jan. 15, 2035
Employees [member] | Stock option one [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	474,500	215,000	30,000
Options granted, exercise price	$ 8.00	$ 8.00	$ 1.775
Employees [member] | Stock option two [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	800,000	24,000	199,000
Options granted, exercise price	$ 8.00	$ 6.40	$ 6.40
Employees [member] | Stock option three [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	1,000
Options granted, exercise price	$ 6.40
Employees [member] | Stock option four [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	15,000
Options granted, exercise price	$ 8.00
Employees [member] | Stock option five [member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares	500,000
Options granted, exercise price	$ 6.00
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Number of options, granted | shares				500,000
Options granted, exercise price				$ 6.40
Fair value of options granted | $				$ 3,092
Share price				$ 6.61
Expected option life				10 years
Volatility				110.00%
Risk-free interest rate				4.64%
Dividend yield				0.00%
Options expiration date				Feb. 02, 2035

[1]	On December 30, 2025, 1,790,500 share options were granted to employees. 474,500 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest on December 30, 2025, a third on December 30, 2027, and a third on December 30, 2028. 800,000 share options have an exercise price of $8.00 per share and vest immediately. 1,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. 15,000 share options have an exercise price of $8.00 per share and their vesting schedule is as follows: a third vest immediately, a third on December 30, 2026, and a third on December 30, 2027. The remaining 500,000 share options have an exercise price of $6.00 per share and vest immediately. The options expire on December 30, 2035. The fair value of the options granted was estimated at $7,747 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.43; Expected option life 10 years; Volatility 105%; Risk-free interest rate 4.13%; Dividend yield 0%.
[2]	On February 12, 2025, the Company granted the CEO 500,000 share options to purchase Common Shares with an exercise price of $6.40 per share, vesting immediately and expiring on February 2, 2035. The fair value of the options granted was estimated at $3,092 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.61; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.64%; Dividend yield 0%.
[3]	On January 15, 2025, the Company granted an employee 105,000 share options to purchase Common Shares of the company with an exercise price of $6.40 per share. The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035. The fair value of the options granted was estimated at $627 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.38; Expected option life 10 years; Volatility 110%; Risk-free interest rate 4.65%; Dividend yield 0%.
[4]	On June 20, 2025, 229,000 share options were granted to employees. 30,000 share options have an exercise price of $1.775 per share and their vesting schedule is as follows: a third vest on June 30, 2025, a third on June 30, 2026, and a third on June 30, 2027. The remaining 199,000 share options have an exercise price of $6.40 per share and their vesting schedule is as follows: a third vest on June 30, 2026, a third on June 30, 2027, and a third on June 30, 2028. The options expire on June 20, 2035. The fair value of the options granted was estimated at $2,252 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $10.36; Expected option life 10 years; Volatility 108%; Risk-free interest rate 4.38%; Dividend yield 0%.
[5]	On October 9, 2025, 239,000 share options were granted to employees. 215,000 share options have an exercise price of $8.00 per share, 24,000 share options have an exercise price of $6.40 per share. The vesting schedule is as follows: a third vest on September 30, 2026, a third on September 30, 2027, and a third on September 30, 2028. The options expire on October 9, 2035. The fair value of the options granted was estimated at $1,644 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $7.33; Expected option life 10 years; Volatility 113%; Risk-free interest rate 4.15%; Dividend yield 0%.
[6]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.